Note 12 - Income Taxes - Effective Income Tax Rate Reconciliation (Details) - USD ($)	4 Months Ended	8 Months Ended	12 Months Ended	20 Months Ended
	Dec. 31, 2020	Aug. 21, 2020	Dec. 31, 2019	Aug. 21, 2020
Income tax expense (benefit) at U.S. federal statutory rate	$ (4,337,000)
Limited tax benefit due to stock-based compensation	127,000
Other	(13,000)
Income tax benefit	$ (4,223,000)			$ 0
Effective income tax rate	20.40%